SEI INSTITUTIONAL INVESTMENTS TRUST

Multi-Asset Real Return Fund
(the "Fund")

Supplement Dated July 18, 2025
to the Prospectus (the "Prospectus"), dated September 30, 2024, as amended on November 5,
2024, December 16, 2024, January 22, 2025, February 18, 2025, February 26, 2025, April 15,
2025, and May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Changes in Portfolio Management of the Fund's Subsidiary

Columbia Management Investment Advisers, LLC no longer serves as a sub-adviser to the MARR Commodity Strategy Subsidiary Ltd., a subsidiary of the Fund. As such, all references to Columbia Management Investment Advisers, LLC are hereby deleted from the Prospectus.

In addition, Wellington Management Company LLP now serves as a sub-adviser to the MARR Commodity Strategy Subsidiary Ltd. As such, the following changes are hereby made to the Prospectus.

Under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Real Return Fund," under the sub-heading titled "MARR COMMODITY STRATEGY SUBSIDIARY LTD.," the following text is hereby added in the appropriate alphabetical order thereof:

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the MARR Commodity Strategy Subsidiary Ltd. David Chang, Senior Managing Director and Commodities Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the MARR Commodity Strategy Subsidiary Ltd. since 2025. Mr. Chang joined Wellington Management as an investment professional in 2001.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1619 (07/25)

SEI INSTITUTIONAL INVESTMENTS TRUST

Opportunistic Income Fund
Ultra Short Duration Bond Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement Dated July 18, 2025
to the Statement of Additional Information (the "SAI"), dated September 30, 2024, as amended on November 5, 2024, December 16, 2024, January 22, 2025, February 18, 2025, February 26, 2025,
April 11, 2025, April 15, 2025, May 9, 2025, May 30, 2025 and July 1, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Multi-Asset Real Return Fund.

Changes in Portfolio Management of the Multi-Asset Real Return Fund's Subsidiary

Columbia Management Investment Advisers, LLC no longer serves as a sub-adviser to the MARR Commodity Strategy Subsidiary Ltd., a subsidiary of the Multi-Asset Real Return Fund. As such, all references to Columbia Management Investment Advisers, LLC are hereby deleted from the SAI.

In addition, Wellington Management Company LLP now serves as a sub-adviser to the MARR Commodity Strategy Subsidiary Ltd. As such, the following changes are hereby made to the SAI.

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the information related to Wellington Management Company LLP is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

WELLINGTON MANAGEMENT COMPANY LLP—Wellington Management Company LLP ("Wellington Management"), a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to a portion of the assets of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Real Return Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Wellington Management," the information thereunder is hereby and deleted replaced with the following text:

Compensation. Wellington Management receives a fee based on the assets under management of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd., a wholly-owned subsidiary of the Multi-Asset Real Return Fund, as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. The following information relates to the period ended March 31, 2025.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Opportunistic Income and Ultra Short Duration Bond Funds' and the MARR Commodity Strategy Subsidiary Ltd. managers listed in the prospectus who are primarily responsible for the day-to-day management of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. (the "Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a "Partner") of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the funds managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. The Portfolio Managers' incentive payment relating to the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. is linked to the gross pre-tax performance of the portion of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. managed by the Portfolio Manager compared to its benchmark index and/or peer group over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rate may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation. Incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Chang and Mr. Piccuirro are Partners.

Ownership of Fund Shares. As of March 31, 2025, Wellington Management's Portfolio Managers did not beneficially own any shares of the Opportunistic Income or Ultra Short Duration Bond Funds or the MARR Commodity Strategy Subsidiary Ltd.

Other Accounts. As of March 31, 2025, in addition to the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd., Wellington Management's Portfolio Managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Marc Piccuirro	3	$2,576.0	3	$131,236.0	129	$43,905.7
David Chang	2	$378.6	11	$1,589.4	4	$2,073.3

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds.

Each Fund's manager(s) listed in the prospectus, who are primarily responsible for the day-to-day management of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. ("Portfolio Managers"), generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. The Portfolio Managers make investment decisions for each account, including the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd., based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including initial public offerings, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. or make investment decisions that are similar to those made for the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd., both of which have the potential to adversely impact the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. and for one or more other accounts at or at about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Opportunistic Income and Ultra Short Duration Bond Funds' and the MARR Commodity Strategy Subsidiary Ltd.'s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Opportunistic Income and Ultra Short Duration Bond Funds and the MARR Commodity Strategy Subsidiary Ltd. Mr. Piccuirro also manages accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of initial public offerings and compliance with Wellington's Code of Ethics and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1620 (07/25)